Cash and Cash Equivalents and Restricted Cash - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash Cash Equivalents Short Term Investments and Restricted Investments [Line Items]
Cash pledged as collateral to secure long term debt	$ 30,482	$ 46,088